Quarterly Holdings Report
for
Fidelity® Large Cap Stock K6 Fund
July 31, 2026
LCSK6-NPRT1-0926
1.9883968.109
Common Stocks - 95.6%
	Shares	Value ($)
BELGIUM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
UCB SA	7,668	1,970,961
CANADA - 1.8%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Athabasca Oil Corp (a)	23,993	177,314
Imperial Oil Ltd	20,070	2,602,078
TOTAL ENERGY		2,779,392
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc Class B (a)	1,878	452,456
Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (United States) (a)	300	35,145
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	500	34,535
TOTAL CANADA		3,301,528
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	17,609	119,723
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kioxia Holdings Corp (a)	300	83,621
KOREA (SOUTH) - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc ADR (b)	2,900	416,817
NETHERLANDS - 0.6%
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (a)	107	91,359
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV depository receipt	440	716,760
BE Semiconductor Industries NV	1,205	275,477
TOTAL INFORMATION TECHNOLOGY		992,237
TOTAL NETHERLANDS		1,083,596
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	1,400	31,794
SWEDEN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Atlas Copco AB A Shares	13,000	274,688
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	4,296	1,736,658
UNITED KINGDOM - 2.0%
Consumer Staples - 0.8%
Beverages - 0.2%
Diageo PLC ADR (b)	3,484	306,801
Tobacco - 0.6%
British American Tobacco PLC ADR	18,851	1,143,313
TOTAL CONSUMER STAPLES		1,450,114
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	896	34,494
Health Care - 0.8%
Pharmaceuticals - 0.8%
GSK PLC ADR	28,410	1,468,513
Industrials - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Holdings PLC	35,042	699,076
TOTAL UNITED KINGDOM		3,652,197
UNITED STATES - 88.7%
Communication Services - 9.2%
Diversified Telecommunication Services - 0.4%
Comcast Corp Class A	27,293	653,940
Entertainment - 0.5%
Netflix Inc (a)	6,353	455,574
Walt Disney Co/The	4,671	449,303
		904,877
Interactive Media & Services - 8.3%
Alphabet Inc Class A	16,713	5,952,002
Alphabet Inc Class C	13,933	4,969,204
Meta Platforms Inc Class A	7,640	4,253,264
		15,174,470
TOTAL COMMUNICATION SERVICES		16,733,287
Consumer Discretionary - 7.2%
Broadline Retail - 4.2%
Amazon.com Inc (a)	28,009	7,606,685
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings Inc	1,000	192,900
Cava Group Inc (a)	1,398	91,192
Chipotle Mexican Grill Inc (a)	2,023	75,295
Domino's Pizza Inc	1,489	517,338
Marriott International Inc/MD Class A1	802	299,010
Starbucks Corp	3,062	322,276
Wingstop Inc	1,460	189,055
		1,687,066
Household Durables - 0.6%
DR Horton Inc	2,008	287,264
Leggett & Platt Inc	7,819	76,626
Somnigroup International Inc	8,634	564,060
Whirlpool Corp (b)	4,228	158,550
		1,086,500
Specialty Retail - 1.3%
Home Depot Inc/The	3,260	1,082,190
Lowe's Cos Inc	5,732	1,191,167
RH (a)	724	119,836
		2,393,193
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica Inc (a)	92	10,936
NIKE Inc Class B	10,595	441,917
		452,853
TOTAL CONSUMER DISCRETIONARY		13,226,297
Consumer Staples - 4.4%
Beverages - 1.7%
Brown-Forman Corp Class B (b)	11,191	321,517
Coca-Cola Co/The	11,275	987,577
Keurig Dr Pepper Inc	57,719	1,796,216
		3,105,310
Consumer Staples Distribution & Retail - 0.7%
Kroger Co/The	2,500	144,350
Sprouts Farmers Market Inc (a)	4,600	400,936
Target Corp	5,112	738,633
		1,283,919
Food Products - 0.2%
Lamb Weston Holdings Inc	5,700	299,535
Mondelez International Inc	1,900	118,389
		417,924
Household Products - 0.1%
Procter & Gamble Co/The	1,300	187,837
Personal Care Products - 1.3%
Estee Lauder Cos Inc/The Class A	3,996	335,264
Kenvue Inc	105,986	2,039,171
		2,374,435
Tobacco - 0.4%
Philip Morris International Inc	3,893	742,862
TOTAL CONSUMER STAPLES		8,112,287
Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
ConocoPhillips	5,455	657,218
ExxonMobil Holdings Corp	37,239	5,788,431
Shell PLC ADR	36,596	3,366,100
TOTAL ENERGY		9,811,749
Financials - 12.7%
Banks - 7.4%
Bank of America Corp (c)	71,273	4,415,362
M&T Bank Corp	2,502	616,218
PNC Financial Services Group Inc/The	5,624	1,405,269
Wells Fargo & Co	82,717	7,150,885
		13,587,734
Capital Markets - 1.7%
Blue Owl Capital Inc Class A	37,000	381,100
Charles Schwab Corp/The	5,842	614,812
Intercontinental Exchange Inc	1,850	282,088
KKR & Co Inc Class A	12,458	1,263,615
Moody's Corp	329	157,387
MSCI Inc	35	20,028
Raymond James Financial Inc	317	55,786
Robinhood Markets Inc Class A (a)	3,400	294,304
		3,069,120
Financial Services - 2.8%
Apollo Global Management Inc	5,262	660,855
Corpay Inc (a)	348	132,974
Mastercard Inc Class A	2,477	1,419,569
PayPal Holdings Inc	1,744	99,774
Rocket Cos Inc Class A (a)(b)	31,200	402,480
Visa Inc Class A	6,432	2,354,948
		5,070,600
Insurance - 0.8%
Arthur J Gallagher & Co	2,116	527,773
Brown & Brown Inc	10,631	748,422
Chubb Ltd	399	139,921
		1,416,116
TOTAL FINANCIALS		23,143,570
Health Care - 7.9%
Biotechnology - 0.2%
Alnylam Pharmaceuticals Inc (a)	783	160,922
Biogen Inc (a)	400	81,180
Gilead Sciences Inc	708	92,189
Vaxcyte Inc (a)	1,838	99,399
		433,690
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	7,755	819,704
Alcon AG (United States) (b)	13,200	910,008
Baxter International Inc	58,175	1,521,858
Boston Scientific Corp (a)	22,285	1,041,378
Solventum Corp (a)	956	81,680
		4,374,628
Health Care Providers & Services - 2.3%
Cardinal Health Inc	562	129,277
Cigna Group/The	2,761	770,457
Humana Inc	1,632	593,820
McKesson Corp	496	424,670
Molina Healthcare Inc (a)	723	141,433
UnitedHealth Group Inc	5,210	2,159,024
		4,218,681
Life Sciences Tools & Services - 1.6%
Bruker Corp	13,984	878,755
Danaher Corp	5,322	1,037,684
Thermo Fisher Scientific Inc	1,757	1,009,045
Waters Corp (a)	79	29,807
		2,955,291
Pharmaceuticals - 1.3%
Eli Lilly & Co	647	743,299
Haleon PLC ADR	118,701	1,171,579
Johnson & Johnson	494	126,637
Merck & Co Inc	2,560	333,312
		2,374,827
TOTAL HEALTH CARE		14,357,117
Industrials - 15.6%
Aerospace & Defense - 9.2%
Boeing Co (a)	38,778	8,381,477
GE Aerospace (c)	20,432	7,356,950
General Dynamics Corp	1,085	416,011
Howmet Aerospace Inc	330	93,146
Huntington Ingalls Industries Inc	757	247,123
RTX Corp	37	7,963
Textron Inc	1,759	149,972
		16,652,642
Air Freight & Logistics - 0.9%
United Parcel Service Inc Class B	16,581	1,728,072
Building Products - 0.3%
A O Smith Corp	7,300	438,949
Modine Manufacturing Co (a)	660	132,700
Trex Co Inc (a)	1,300	56,368
		628,017
Commercial Services & Supplies - 0.0%
Veralto Corp	846	79,667
Electrical Equipment - 3.5%
Emerson Electric Co	2,195	328,855
GE Vernova Inc	5,641	5,586,226
Hubbell Inc	374	176,734
Vertiv Holdings Co Class A	604	145,908
		6,237,723
Machinery - 1.4%
Allison Transmission Holdings Inc	667	76,398
Cummins Inc	444	281,585
Deere & Co	325	192,618
Donaldson Co Inc	2,270	213,925
Nordson Corp	148	44,071
Otis Worldwide Corp	9,766	702,664
Pentair PLC	2,700	176,688
Stanley Black & Decker Inc	683	64,598
Westinghouse Air Brake Technologies Corp	2,572	748,092
		2,500,639
Professional Services - 0.2%
Equifax Inc	900	155,358
TransUnion	3,412	268,251
		423,609
Trading Companies & Distributors - 0.1%
Watsco Inc	718	222,077
TOTAL INDUSTRIALS		28,472,446
Information Technology - 24.1%
Communications Equipment - 0.3%
Arista Networks Inc (a)	3,200	577,120
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	800	128,560
Flex Ltd (a)	900	102,375
		230,935
Semiconductors & Semiconductor Equipment - 12.7%
Applied Materials Inc	1,035	525,438
ARM Holdings PLC ADR (a)	677	162,270
Broadcom Inc	11,443	4,454,531
Cerebras Systems Inc Class A (a)	950	188,775
Lam Research Corp	2,899	849,465
MACOM Technology Solutions Holdings Inc (a)	100	25,144
Micron Technology Inc	2,656	2,185,968
NVIDIA Corp	70,615	14,175,961
Rambus Inc (a)	4,800	436,944
Teradyne Inc	499	183,477
		23,187,973
Software - 5.9%
Adobe Inc (a)	1,037	259,675
Autodesk Inc (a)	1,121	262,538
Intuit Inc	303	95,769
Microsoft Corp	21,151	9,829,293
Oracle Corp	700	90,909
Salesforce Inc	400	73,608
Synopsys Inc (a)	485	188,549
		10,800,341
Technology Hardware, Storage & Peripherals - 5.1%
Apple Inc	20,792	6,422,857
GPGI Inc Class A	59,253	782,140
Seagate Technology Holdings PLC	707	605,283
Western Digital Corp	2,665	1,451,999
		9,262,279
TOTAL INFORMATION TECHNOLOGY		44,058,648
Materials - 1.0%
Chemicals - 0.7%
Air Products and Chemicals Inc	564	166,318
Albemarle Corp	2,900	341,156
Dow Inc	2,471	74,847
LyondellBasell Industries NV Class A1	4,422	274,518
Sherwin-Williams Co/The	957	326,193
		1,183,032
Construction Materials - 0.3%
James Hardie Industries PLC (a)	22,900	602,041
TOTAL MATERIALS		1,785,073
Real Estate - 0.7%
Industrial REITs - 0.1%
Terreno Realty Corp	1,288	92,285
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (a)	1,210	177,640
Compass Inc Class A (a)	54,421	619,855
		797,495
Residential REITs - 0.1%
Sun Communities Inc	972	120,023
Specialized REITs - 0.1%
American Tower Corp	959	166,252
Equinix Inc	28	28,540
		194,792
TOTAL REAL ESTATE		1,204,595
Utilities - 0.5%
Electric Utilities - 0.5%
Entergy Corp	1,109	119,350
Southern Co/The	8,725	824,862
		944,212
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	683	101,214
Multi-Utilities - 0.0%
Sempra	1,289	114,141
TOTAL UTILITIES		1,159,567
TOTAL UNITED STATES		162,064,636
TOTAL COMMON STOCKS (Cost $123,330,799)		174,736,219

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A	450	208,476
Information Technology - 0.1%
Software - 0.1%
Anthropic PBC Series G (d)(e)	400	235,604
TOTAL UNITED STATES		444,080
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $216,694)		444,080

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	8,018,040	8,019,644
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	719,373	719,444
TOTAL MONEY MARKET FUNDS (Cost $8,738,947)			8,739,088

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $132,286,440)	183,919,387
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,115,656)
NET ASSETS - 100.0%	182,803,731

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of America Corp	Chicago Board Options Exchange	35	216,825	65.00	9/2026	(2,713)
GE Aerospace	Chicago Board Options Exchange	20	720,140	410.00	9/2026	(6,430)

						(9,143)
TOTAL WRITTEN OPTIONS (Premiums Received $(25,960))						(9,143)

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $936,965.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $235,604 or 0.1% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $598,278.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	103,654

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	9,333,179	11,762,202	13,075,838	68,542	(41)	142	8,019,644	8,018,040
Fidelity Securities Lending Cash Central Fund	2,281,350	6,040,170	7,602,075	1,722	-	(1)	719,444	719,373
	11,614,529	17,802,372	20,677,913	70,264	(41)	141	8,739,088

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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